File No. 333-57401      CIK #1025253

                       Securities and Exchange Commission
                          Washington, D. C. 20549-1004

                                 Post-Effective
                               Amendment No. 3 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                 Van Kampen Equity Opportunity Trust, Series 107
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                               One Parkview Plaza
                        Oakbrook Terrace, Illinois 60181
          (Complete address of Depositor's principal executive offices)


  VAN KAMPEN FUNDS INC.                               CHAPMAN AND CUTLER
  Attention: Sara L. Badler                           Attention: Mark J. Kneedy
  One Parkview Plaza                                  111 West Monroe Street
  Oakbrook Terrace, Illinois 60181                    Chicago, Illinois 60603

               (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on October 25, 2001 pursuant to paragraph (b) of Rule 485.



GLOBAL TRANSPORT GROWTH TRUST, SERIES 1

VAN KAMPEN EQUITY OPPORTUNITY TRUST, SERIES 107

--------------------------------------------------------------------------------
                               PROSPECTUS PART ONE

    NOTE: Part I of this Prospectus may not be distributed unless accompanied by Part II.
        Please retain both parts of this Prospectus for future reference.
--------------------------------------------------------------------------------

                                    THE TRUST

         Van Kampen Equity Opportunity Trust, Series 107 is comprised of one unit investment trust, Global Transport Growth Trust, Series 1 (the "Trust"). The Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed portfolio of equity securities issued by companies within the transportation industry.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.

            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 THE DATE OF THIS PROSPECTUS IS OCTOBER 25, 2001

                                  GRUNTAL & CO.
                          INVESTMENT ADVICE SINCE 1880





                     GLOBAL TRANSPORT GROWTH TRUST, SERIES 1
                 VAN KAMPEN EQUITY OPPORTUNITY TRUST, SERIES 107
                   SUMMARY OF ESSENTIAL FINANCIAL INFORMATION
                              AS OF AUGUST 7, 2001
                         SPONSOR: VAN KAMPEN FUNDS INC.
                SUPERVISOR: VAN KAMPEN INVESTMENT ADVISORY CORP.
                          (AN AFFILIATE OF THE SPONSOR)
                       EVALUATOR: THE BANK OF NEW YORK (1)
                          TRUSTEE: THE BANK OF NEW YORK


                                                                                                       GLOBAL TRANSPORT
                                                                                                            GROWTH
                                                                                                             TRUST
                                                                                                       ----------------
GENERAL INFORMATION
Number of Units                                                                                             251,746.704
Fractional Undivided Interest in Trust per Unit                                                           1/251,746.704
Public Offering Price:
      Aggregate Value of Securities in Portfolio (2)                                                  $    2,840,009.73
      Aggregate Value of Securities per Unit (including accumulated dividends)                        $         11.2812
      Sales charge 3.0% (3.093% of Aggregate Value of Securities excluding
        principal cash) per Unit (3)                                                                  $           .3489
      Public Offering Price per Unit (3)(4)                                                           $         11.6301
Redemption Price per Unit                                                                             $         11.2812
Secondary Market Repurchase Price per Unit                                                            $         11.2812
Excess of Public Offering Price per Unit Over Redemption Price per Unit                               $           .3489

Supervisor's Annual Supervisory Fee    Maximum of $.0025 per Unit
Evaluator's Annual Fee (1)             Maximum of $.0015 per Unit
Evaluation Time                        Close of the New York Stock Exchange
Initial Date of Deposit                July 28, 1998
Mandatory Termination Date             July 18, 2002

   Minimum Termination Value........................... The Trust may be
terminated if the net asset value of such Trust is less than $500,000 unless the net asset value of such Trust deposits has exceeded $15,000,000, then the Trust
Agreement may be terminated if the net asset value of such Trust is less than
$3,000,000.


SPECIAL INFORMATION
Estimated Expenses per Unit (1)                     $.03014
Estimated Net Annual Dividends per Unit             $.11486
Trustee's Annual fee                                $.0095  per Unit
Income Distribution Record Date                     TENTH day of June and December.
Income Distribution Date                            TWENTY-FIFTH day of June and December.
Capital Account Record Date                         TENTH day of December.
Capital Account Distribution Date                   TWENTY-FIFTH day of December.


--------------------------------------------------------------------------------

(1) Notwithstanding anything to the contrary in Part II of this Prospectus, effective April 23, 2001, The Bank of New York became the Evaluator for each Trust in place of American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp. As successor Evaluator, The Bank of New York will receive a fee for its services in an amount equal to $.0015 per Unit. Van Kampen Funds Inc. will continue to provide price dissemination and pricing oversight services for each Trust and will be reimbursed by each Trust for the cost of providing such services. This amount is estimated to be $.001 per Unit and will be included in the Estimated Expenses per Unit in future periods.

(2) Equity Securities listed on a national securities exchange are value at the closing sale price, or if no such price exists, or if the Equity Securities are not listed, at the closing bid price thereof.

(3) Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

(4) Effective on each July 28, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.0%. See "Public Offering - Offering Price" in Part Two.




                              PER UNIT INFORMATION

                                                                              1999 (1)         2000           2001
                                                                           -------------- -------------  -------------
Net asset value per Unit at beginning of period........................... $        10.00 $       12.12  $       10.91
                                                                           ============== =============  =============
Net asset value per Unit at end of period................................. $        12.12 $       10.91  $       11.28
                                                                           ============== =============  =============
Distributions to Unitholders of investment income including accumulated dividends paid on Units redeemed (average Units outstanding for
   entire period)......................................................... $         0.09 $        0.12  $        0.09
                                                                           ============== =============  =============
Distributions to Unitholders from Equity Security sales proceeds
   (average Units outstanding for entire period).......................... $           -- $          --  $          --
                                                                           ============== =============  =============
Unrealized appreciation (depreciation) of Equity Securities
   (per Unit outstanding at end of period)................................ $         2.65 $      (3.01)  $        0.28
                                                                           ============== =============  =============
Distributions of investment income by frequency of payment
   Semiannual............................................................. $         0.08 $        0.12  $        0.09
Units outstanding at end of period........................................        564,737       339,486        255,776

--------------------------------------------------------------------------------

(1)  For the period from July 28, 1998 (date of deposit) through June 30, 1999.





               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

   TO THE BOARD OF DIRECTORS OF VAN KAMPEN FUNDS INC. AND THE UNITHOLDERS OF GLOBAL TRANSPORT GROWTH TRUST, SERIES 1 (VAN KAMPEN EQUITY OPPORTUNITY TRUST, SERIES 107):
   We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of Global Transport Growth Trust, Series 1 (Van Kampen Equity Opportunity Trust, Series 107) as of June 30, 2001 and the related statements of operations and changes in net assets for the period from July 28, 1998 (date of deposit) through June 30, 1999, and the years ended June 30, 2000 and 2001. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.
   We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 2001 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Global Transport Growth Trust, Series 1 (Van Kampen Equity Opportunity Trust, Series 107) as of June 30, 2001 and the results of operations and changes in net assets for the period from July 28, 1998 (date of deposit) through June 30, 1999, and the years ended June 30, 2000 and 2001, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   Chicago, Illinois
   August 17, 2001





                     GLOBAL TRANSPORT GROWTH TRUST, SERIES 1
                             STATEMENTS OF CONDITION
                                  JUNE 30, 2001


                                                                                                         GLOBAL TRANSPORT
                                                                                                              GROWTH
                                                                                                              TRUST
                                                                                                         ---------------
   Trust property
      Cash                                                                                               $            --
      Securities at market value, (cost $2,392,826) (note 1)                                                   2,938,091
      Accumulated dividends                                                                                        1,458
      Receivable for securities sold                                                                                  --
      Organizational Expense                                                                                      10,944
                                                                                                         ---------------
                                                                                                         $     2,950,493
                                                                                                         ===============
   Liabilities and interest to Unitholders
      Cash overdraft                                                                                     $        60,214
      Redemptions payable                                                                                          6,353
      Interest to Unitholders                                                                                  2,883,926
                                                                                                         ---------------
                                                                                                         $     2,950,493
                                                                                                         ===============

                             ANALYSES OF NET ASSETS

   Interest of Unitholders (255,776 Units of fractional undivided interest outstanding)
      Cost to original investors of 907,081 Units (note 1)                                               $     9,277,173
        Less initial underwriting commission (note 3)                                                            451,240
                                                                                                         ---------------
                                                                                                               8,825,933
        Less redemption of 651,305 Units                                                                       6,976,866
                                                                                                         ---------------
                                                                                                               1,849,067
      Overdistributed net investment income
        Net investment income                                                                                     70,159
        Less distributions to Unitholders                                                                        142,230
                                                                                                         ---------------
                                                                                                                 (72,071)
      Realized gain (loss) on Security sale                                                                      874,875
      Unrealized appreciation (depreciation) of Securities (note 2)                                              545,265
      Distributions to Unitholders of Security sale proceeds                                                          --
      Deferred sales charge                                                                                     (313,210)
                                                                                                         ---------------
          Net asset value to Unitholders                                                                 $     2,883,926
                                                                                                         ===============
   Net asset value per Unit (255,766 Units outstanding)                                                  $         11.28
                                                                                                         ===============


        The accompanying notes are an integral part of these statements.


                     GLOBAL TRANSPORT GROWTH TRUST, SERIES 1
                            STATEMENTS OF OPERATIONS
        PERIOD FROM JULY 28, 1998 (DATE OF DEPOSIT) THROUGH JUNE 30, 1999
                   AND THE YEARS ENDED JUNE 30, 2000 AND 2001

                                                                                   1999          2000           2001
                                                                               ------------   ------------   ------------
   Investment income
      Dividend income......................................................    $    61,097    $    50,629    $    23,430
      Expenses
         Trustee fees and expenses.........................................          6,949          8,050          6,525
         Evaluator fees....................................................          1,795          1,531            908
         Organizational fees...............................................         10,945         12,900         11,045
         Supervisory fees..................................................          1,795          1,608            946
                                                                               ------------   ------------   ------------
            Total expenses.................................................         21,484         24,089         19,424
                                                                               ------------   ------------   ------------
         Net investment income.............................................         39,613         26,540          4,006
   Realized gain (loss) from Securities sale
      Proceeds.............................................................      3,714,677      2,579,606      1,015,230
      Cost.................................................................      3,457,929      2,068,366        908,343
                                                                               ------------   ------------   ------------
         Realized gain (loss)..............................................        256,748        511,240        106,887
   Net change in unrealized appreciation (depreciation) of Securities......      1,493,886     (1,020,566)        71,945
                                                                               ------------   ------------   ------------
         NET INCREASE (DECREASE) IN NET ASSETS RESULTING
            FROM OPERATIONS................................................    $ 1,790,247    $  (482,786)   $   182,838
                                                                               ============   ============   ============

                       STATEMENTS OF CHANGES IN NET ASSETS
        PERIOD FROM JULY 28, 1998 (DATE OF DEPOSIT) THROUGH JUNE 30, 1999
                   AND THE YEARS ENDED JUNE 30, 2000 AND 2001

                                                                                   1999          2000           2001
                                                                               ------------   ------------   ------------
   Operations:
      Net investment income................................................    $    39,613    $    26,540    $     4,006
      Realized gain (loss) on Securities sales.............................        256,748        511,240        106,887
      Net change in unrealized appreciation (depreciation) of Securities...      1,493,886     (1,020,566)        71,945
                                                                               ------------   ------------   ------------
         Net increase (decrease) in net assets resulting from operations...      1,790,247       (482,786)       182,838
   Distributions to Unitholders from:
      Net investment income................................................        (64,526)       (51,758)       (25,946)
      Security sale or redemption proceeds.................................             --             --             --
      Redemption of Units..................................................     (3,377,813)    (2,614,176)      (984,877)
      Deferred sales charge................................................       (280,092)       (33,118)            --
                                                                               ------------   ------------   ------------
         Total increase (decrease).........................................     (1,932,184)    (3,181,838)      (827,985)
   Net asset value to Unitholders
      Beginning of period..................................................      7,901,768      6,846,677      3,702,380
      Additional Securities purchased from the proceeds of Unit Sales......        877,093         37,541          9,531
                                                                               ------------   ------------   ------------
      End of period (including overdistributed net investment income of
         $(24,913), $(50,131) and $(72,071), respectively).................    $ 6,846,677    $ 3,702,380    $ 2,883,926
                                                                               ============   ============   ============

        The accompanying notes are an integral part of these statements.





GLOBAL TRANSPORT GROWTH TRUST, SERIES 1                                                  PORTFOLIO AS OF JUNE 30, 2001
------------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
---------------    ------------------------------------------------------------------------------------ ---------------
                   AIRLINES AND RAILROADS
            778      AMR Corporation                                                    $   36.1300     $      28,109
------------------------------------------------------------------------------------------------------------------------
            554      British Airways Plc                                                    48.9200            27,102
------------------------------------------------------------------------------------------------------------------------
          1,634      Burlington Northern Santa Fe Corporation                               30.1700            49,298
------------------------------------------------------------------------------------------------------------------------
          2,065      Canadian National Railway Company                                      40.5000            83,633
------------------------------------------------------------------------------------------------------------------------
          1,335      CSX Corporation                                                        36.2400            48,380
------------------------------------------------------------------------------------------------------------------------
          1,050      Kansas City Southern Industries, Incorporated                          15.8000            16,590
------------------------------------------------------------------------------------------------------------------------
            984      KLM Royal Dutch Airlines                                               17.6500            17,368
------------------------------------------------------------------------------------------------------------------------
          1,894      Norfolk Southern Corporation                                           20.7000            39,206
------------------------------------------------------------------------------------------------------------------------
         11,945      Southwest Airlines Company                                             18.4900           220,863
------------------------------------------------------------------------------------------------------------------------
            699      UAL Corporation                                                        35.1500            24,570
------------------------------------------------------------------------------------------------------------------------
          2,728      Union Pacific Corporation                                              54.9100           149,794
------------------------------------------------------------------------------------------------------------------------
            756      US Airways Group, Incorporated                                         24.3000            18,371
------------------------------------------------------------------------------------------------------------------------
                   ORBITAL TRANSPORTATION
          7,228      British Aerospace Plc                                                   4.7886            34,612
------------------------------------------------------------------------------------------------------------------------
          2,876      Boeing Company                                                         55.6000           159,906
------------------------------------------------------------------------------------------------------------------------
          1,648      Lockheed Martin Corporation                                            37.0500            61,058
------------------------------------------------------------------------------------------------------------------------
          1,929      Orbital Sciences Corporation                                            3.8800             7,485
------------------------------------------------------------------------------------------------------------------------
          1,502      Raytheon Company - Class A                                             26.5500            39,878
------------------------------------------------------------------------------------------------------------------------
            346      Societe Europeenne des Satellites                                     131.6600            45,554
------------------------------------------------------------------------------------------------------------------------
            758      TDK Corporation                                                        47.7000            36,157
------------------------------------------------------------------------------------------------------------------------
          1,482      TRW, Incorporated                                                      41.0000            60,762
------------------------------------------------------------------------------------------------------------------------
                   TRANSPORT SYSTEMS & SUPPLIERS
          2,392      Ballard Power Systems, Incorporated                                    46.5600           111,372
------------------------------------------------------------------------------------------------------------------------
          1,743      BE Aerospace, Incorporated                                             19.0500            33,204
------------------------------------------------------------------------------------------------------------------------
            571      DaimlerChrysler AG                                                     46.1000            26,323
------------------------------------------------------------------------------------------------------------------------
          1,894      General Electric Company                                               48.7500            92,333
------------------------------------------------------------------------------------------------------------------------
          1,874      Honeywell International Corporation                                    34.9900            65,571
------------------------------------------------------------------------------------------------------------------------
            907      International Business Machines Corporation                           113.0000           102,491
------------------------------------------------------------------------------------------------------------------------
            271      Leap Wireless International Incorporated                               30.3000             8,211
------------------------------------------------------------------------------------------------------------------------
          5,256      QUALCOMM, Incorporated                                                 58.4800           307,371
------------------------------------------------------------------------------------------------------------------------
          1,931      Sabre Group Holdings, Incorporated                                     50.0000            96,550
------------------------------------------------------------------------------------------------------------------------
          1,004      SAP AG                                                                 35.0900            35,230
------------------------------------------------------------------------------------------------------------------------
          1,250      Sony Corporation                                                       65.8000            82,250
------------------------------------------------------------------------------------------------------------------------
          4,192      Stilwell Financial Incorporated                                        33.5600           140,684
------------------------------------------------------------------------------------------------------------------------
                   TRUCKS, INTEGRATORS, FORWARDERS, LOGISTICS
          1,853      Airborne Freight Corporation                                           11.5900            21,476
------------------------------------------------------------------------------------------------------------------------
          1,276      CNF Transportation, Incorporated                                       28.2500            36,047
------------------------------------------------------------------------------------------------------------------------
          4,640      Consolidated Freightways Corporation                                    8.9600            41,574
------------------------------------------------------------------------------------------------------------------------
          2,498      Eagle USA  Airfreight, Incorporated                                    17.4600            43,615
------------------------------------------------------------------------------------------------------------------------
          4,174      Expeditors International Washington, Incorporated                      59.9990           250,436
------------------------------------------------------------------------------------------------------------------------
          1,766      FDX Corporation                                                        40.2000            70,993
------------------------------------------------------------------------------------------------------------------------
          4,167      Swift Transportation Company, Incorporated                             19.2600            80,256
------------------------------------------------------------------------------------------------------------------------
          6,502      Yellow Corporation                                                     18.9800           123,408
---------------                                                                                         ---------------
         94,352                                                                                         $    2,938,091
===============                                                                                         ===============

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these statements.


                     GLOBAL TRANSPORT GROWTH TRUST, SERIES 1
                          NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 1999, 2000 AND 2001

--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Security Valuation - Securities listed on a national securities exchange are valued at the last closing sales price or, if no such price exists, or if the Equity Securities are not listed at the closing bid price thereof.

   Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange on the closing sale prices on the exchange or the closing asked prices if not listed. The cost was determined on the day of the various Dates of Deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

   Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the trust and, accordingly, no provision has been made for Federal Income Taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

   New Accounting Pronouncements - On December 1, 2000, the American Institute of Certified Public Accountants issued a new audit and accounting guide for Investment Companies. The revised guide codifies new accounting standards on several issues, including amortization of premium or discount on debt securities and accounting for offering costs. Changes required by the guide are to be applied prospectively and are effective for fiscal years beginning after December 15, 2000. Amortization of premium or discount on debt securities will result in a reclassification of amounts previously recognized in unrealized gains or losses to net investment income. Trusts with unamortized offering costs are to apply the provisions relating to offering costs as a cumulative effect of the change charged or credited directly to Net Asset Value to Unitholders. The trustee and the sponsor believe that the adoption of the provisions in the guide will not have a material impact on the financial statements of the trust.

NOTE 2 - PORTFOLIO

   Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at June 30, 2001 is as follows:

   Unrealized Appreciation       $       994,240
   Unrealized Depreciation             (448,975)
                                 ----------------
                                 $       545,265
                                 ================
NOTE 3- OTHER

   Marketability - Although it is not obligated to do so, the Sponsor and/or the Managing Underwriter intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in
Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor or Managing Underwriter may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the maximum sales charge of 3.8% of the public offering price which is equivalent to 3.950% of the aggregate underlying value of the Securities. Effective on each July 28, commencing July 28, 1999, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.0%.

   Compensation of Evaluator and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS

   During the period from July 28, 1998 (date of deposit) through June 30, 1999 and the years ended June 30, 2000 and 2001, 338,168 Units, 228,532 Units, and 84,605 Units, respectively, were presented for redemption.


                                  GRUNTAL &CO.
                                     L.L.C.

                          INVESTMENT ADVICE SINCE 1880


GLOBAL TRANSPORT GROWTH TRUST, SERIES 1
--------------------------------------------------------------------------------

   Van Kampen Equity Opportunity Trust, Series 107 includes the unit investment trust described above (the "Trust"). The Trust seeks to increase the value of your Units by investing in a diversified portfolio of common stocks of companies within the transportation industry. Of course, we cannot guarantee that the Trust will achieve its objective.

                               PROSPECTUS PART II

       YOU SHOULD READ THIS PROSPECTUS AND RETAIN IT FOR FUTURE REFERENCE.

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.

        THIS PROSPECTUS IS DATED AS OF THE DATE OF THE PROSPECTUS PART I
                     ACCOMPANYING THIS PROSPECTUS PART II.

--------------------------------------------------------------------------------

     The Securities and Exchange Commission has not approved or disapproved of the Units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.





THE TRUST
--------------------------------------------------------------------------------

   The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Van Kampen Investment Advisory Corp., as Supervisor and The Bank of New York, as Trustee and Evaluator or their predecessors. Effective April 23, 2001, American Portfolio Evaluation Services, a division of Van Kampen Investment Advisory Corp., resigned as Evaluator and The Bank of New York was appointed successor Evaluator.

   The Trust offers the opportunity to purchase Units representing proportionate interests in a portfolio of actively traded equity securities. The Trust may be an appropriate medium for investors who desire to participate in a portfolio of common stocks with greater diversification than they might be able to acquire individually.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Trust. Unless otherwise terminated as provided in the Trust Agreement, the Trust will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this Prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in "Portfolio" in Part One and any additional securities deposited into the Trust.

   Additional Units may be issued at any time by depositing in the Trust (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by the Trust, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into the Trust following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Trust's portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Trust will pay the associated brokerage or acquisition fees.

   Each Unit initially offered represents an undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in the Trust will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   The Trust consists of (a) the Securities (including contracts for the purchase thereof) listed under the "Portfolio" in Part One as may continue to be held from time to time in the Trust, (b) any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   The objective of the Trust is to provide capital appreciation by investing in a portfolio of actively traded equity securities of companies within the transportation industry. We cannot guarantee that the Trust will achieve its objective. The Securities were selected by Gruntal & Co., L.L.C. (the "Gruntal"). In selecting the Securities, Gruntal selected companies which, in its opinion, were well-positioned for future growth and represented above average investment opportunities in the transportation sector as of the Initial Date of Deposit. The Securities were selected by Steven Lewins, Vice President, Investment Research with Gruntal. Mr. Lewins had 25 years of experience as an investment professional as of the Initial Date of Deposit, has been named a Wall Street Journal #1 All-Star Analyst, has been cited in the Bloomberg Annual Analyst Survey and is listed in "Who's Who in America". Mr. Lewins earned his B.A. in History-Physics from Queens College and his M.A. in Economic Theory and M.B.A. in Finance from CUNY(NYC). He also possesses an advanced certificate in Public Administration. Mr. Lewins has appeared on NBC, CNBC and CNN.

   The Trust seeks to offer diversification and to increase the value of your Units over time by investing in transportation companies. As of the Initial Date of Deposit Gruntal & Co., L.L.C. believed that three forces may create growth opportunities in the transportation sector:

   Consolidation and Restructuring of Transportation Companies. Past economic deregulation of airlines, railroads and truckers motivated synergistic consolidations, deep cost-cutting and changes in labor relations and management styles. Gruntal believes that these trends may persist in the future. In Gruntal's opinion, these changes are also dampening inflation and negative inventory cycles while permitting the U.S. to become the center of world trade in the future. Unique technologies and additional consolidations may have a positive impact on stocks of companies with low price-earnings ratios. In addition, opportunities in orbital space transit may evolve in the future as the cost of launch platforms declines fifty percent as mandated by the U.S. government. North American railroads have undergone substantial consolidation since 1980 and seek to develop profitable, single line, high-speed, time-definite transcontinental service to widen market share against trucking companies. In Gruntal's opinion, many U.S. airlines have overcome costly market share competition in the 1980s and have become more efficient. Gruntal believes that airlines are changing into a cyclical growth industry with favorable demographics, advances in travel safety and efficient, customer-friendly aircraft. International treaties and alliances may also help cross-border air transport markets.

   Time-Definite Globalizations and Favorable Economics. The movement of air cargo, time-definite and express freight, parcels and documents in the U.S. is spreading worldwide. Gruntal believes that advanced Internet-based systems are evolving to spur growth of international freight companies into new markets. The less-than-truckload (LTL) industry is undergoing major restructurings and technological changes to offer premium-priced, highly profitable business-to-business time-sensitive service. The maritime industry has exhibited overcapacity and apprehension regarding potential deregulation. However, the industry is promoting service-sensitive operations by stimulating evolution of the doublestack (two stacked containers on a railcar) and intermodal transport (combined use of railroad, trucks and ships).

   Low Valuations and Deregulated Growth. Changes in the transportation industry may offer growth-oriented opportunities. Price-earnings ratios, while improving, generally remain at a discount to the overall stock market. Combined with secular income growth and potential upward revisions in capitalization, transport stocks may offer potential long-term total return opportunities.

   Of course, we cannot guarantee that the Trust will achieve its objective or that expectations of the transportation industry will be realized. The value of your Units may fall below the price you paid for the Units. You should read the "Risk Factors" section before you invest. This section describes the risks of investing in stocks and of investing in a single market sector.

   Gruntal uses the list of Securities in its independent capacity as an investment adviser and distributes this information to various individuals and entities. Gruntal may recommend or effect transactions in the Securities. This may have an adverse effect on the prices of the Securities. This also may have an impact on the price the Trust pays for the Securities and the price received upon Unit redemptions or Trust termination.

   Gruntal has acquired or may acquire the Securities for the Sponsor and may benefit from doing so. Gruntal acts as agent or principal in connection with the purchase and sale of equity securities, including the Securities, and may act as a market maker in the Securities. Gruntal also issues reports and makes recommendations on the Securities. Gruntal's research department, including Mr. Lewins, will receive compensation based on the broker commissions generated by research and/or sales of Units. Mr. Lewins may trade the Securities in his personal accounts.

   Investors should note that the above criteria were applied to the Securities for inclusion in the Trust as of the Initial Date of Deposit. Subsequent to this date, the Securities may no longer meet the above criteria. Should a Security no longer meet the selection criteria, the Security generally will not be removed from the Trust portfolio as a result thereof.

RISK FACTORS
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   PRICE VOLATILITY. The Trust invests in common stocks. The value of Units will fluctuate with the value of these stocks and may be more or less than the price you originally paid for your Units. The market value of common stocks sometimes moves up or down rapidly and unpredictably. Because the Trust is unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments. As with any investment, we cannot guarantee that the performance of the Trust will be positive over any period of time.

   DIVIDENDS. Common stocks represent ownership interests in the issuers and are not obligations of the issuers. Accordingly, common stockholders have a right to receive dividends only after the company has provided for payment of its creditors, bondholders and preferred stockholders. Common stocks do not assure dividend payments. Dividends are paid only when declared by an issuer's board of directors and the amount of any dividend may vary over time.

   TRANSPORTATION COMPANIES. The portfolio only includes issuers from the transportation industry. Any negative impact on this industry will have a greater impact on the value of Units than on a portfolio diversified over several industries. The transportation companies in the portfolio include airlines, railroads, trucking companies, courier services and manufacturers of aircraft, motor vehicles and space vehicles and parts and equipment for these vehicles. You should understand the risks of these companies before you invest.

   Government authorities impose a variety of regulations on transportation companies. These regulations address issues such as driver/pilot qualifications, safety standards, rates, routes and vehicle maintenance and operational standards. Any change or increase in regulations could negatively impact the operating results of these companies. As many governments increasingly focus on environmental issues, transportation companies could also face increased costs associated with complying with reduced emissions requirements or environmental cleanup. On the other hand, any future deregulation could result in increased competition which could limit profitability within the industry.

   The earnings of transportation companies are highly dependent on the price and availability of fuel. A significant increase in the price of fuel could negatively impact these companies. Transportation companies can face significant liabilities resulting from accidents which injure passengers or damage cargo or other property. While companies may be insured against these liabilities, any accident could have a significantly negative impact on a company. Many transportation companies have been subject to seasonal trends due to customer demands. These companies may exhibit especially strong results during certain seasons of the year but may exhibit especially weak results during others. In addition, the United States government is a significant customer of many aerospace companies. As a result, these companies may be particularly dependent on Congressional appropriations, administrative allotment of funds and changes in government policies that may reflect military and political developments.

   The transportation industry, particularily the airline industry, may be significantly affected by the coordinated terrorist attacks that occurred on September 11, 2001. It is impossible to predict the impact that the September 11th terrorist attacks will have on the transportation industry.

   FOREIGN STOCKS. Because the Trust invests in common stocks of foreign companies, it involves additional risks that differ from an investment only in domestic stocks. These risks include the risk of losses due to future political and economic developments, international trade conditions, foreign withholding taxes and restrictions on foreign investments and exchange of securities. The Trust also involves the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the stocks. The Trust involves the risk that information about the stocks is not publicly available or is inaccurate due to the absence of uniform accounting and financial reporting standards. In addition, some foreign securities markets are less liquid than U.S. markets. This could cause the Trust to buy stocks at a higher price or sell stocks at a lower price than would be the case in a highly liquid market. Foreign securities markets are often more volatile and involve higher trading costs than U.S. markets, and foreign companies, securities markets and brokers are also generally not subject to the same level of supervision and regulation as in the U.S. Certain stocks may be held in the form of American Depositary Receipts or other similar receipts ("ADRs"). ADRs represent receipts for foreign common stock deposited with a custodian (which may include the Trustee). The ADRs in the Trust trade in the U.S. in U.S. dollars and are registered with the Securities and Exchange Commission. ADRs generally involve the same types of risks as foreign common stock held directly. Some ADRs may experience less liquidity than the underlying common stocks traded in their home market.

PUBLIC OFFERING
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   GENERAL. Units are offered at the Public Offering Price which includes the underlying value of the Securities, the sales charge, and cash, if any, in the Income and Capital Accounts. The initial maximum sales charge assessed to each Unitholder is 4.50% of the Public Offering Price (4.712% of the aggregate value of the Securities). Beginning on July 28, 1999, the secondary market sales charge is 4.00%. This sales charge will reduce by 0.5% on each following July 28 to a minimum of 3.00%.

   Any sales charge reduction is the responsibility of the selling broker, dealer or agent. Units may be purchased in the primary or secondary market at the Public Offering Price less the concession the Sponsor typically allows to brokers and dealers for purchases by (1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management service, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors or their spouses or children under 21 and (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates. Notwithstanding anything to the contrary in this Prospectus, such investors, bank trust departments, firm employees and bank holding company officers and directors who purchase Units through this program will not receive sales charge reductions for quantity purchases.

   Employees, officers and directors (including their spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, dealers and their affiliates and vendors providing services to the Sponsor may purchase Units at the Public Offering Price less the applicable dealer concession.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. However, in connection with fully disclosed transactions with the Sponsor, the minimum purchase requirement will be that number of Units set forth in the contract between the Sponsor and the related broker or agent.

   OFFERING PRICE. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in the Trust. The Evaluator will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. This Public Offering Price will be effective for all orders received prior to the Evaluation Time on each business day. The Evaluation Time is the close of the New York Stock Exchange on each Trust business day. Orders received by the Trustee or Sponsor for purchases, sales or redemptions after that time, or on a day which is not a business day, will be held until the next determination of price. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange.

   The aggregate underlying value of the Securities is determined on each business day by the Evaluator in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc. or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless it is determined that these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in a Trust, taken as a whole, which are represented by the Units.

   UNIT DISTRIBUTION. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify Units for sale in a number of states. Brokers, dealers and others will be allowed a concession or agency commission in connection with the distribution of Units equal to 70% of the applicable sales charge.

   Any discount provided to investors will be borne by the selling dealer or agent as indicated under "General" above. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   Broker-dealers of the Trust, banks and/or others may be eligible to participate in a program in which such firms receive from the Sponsor a nominal award for each of their representatives who have sold a minimum number of units of unit investment trusts created by the Sponsor during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales forces of brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to such brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Sponsor, or participate in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such persons at the public offering price during such programs. Also, the Sponsor in its discretion may from time to time pursuant to objective criteria established by the Sponsor pay fees to qualifying entities for certain services or activities which are primarily intended to result in sales of Units of the Trusts. Such payments are made by the Sponsor out of its own assets, and not out of the assets of any Trust. These programs will not change the price Unitholders pay for their Units or the amount that a Trust will receive from the Units sold.

   SPONSOR AND OTHER COMPENSATION. Gruntal will receive a gross sales commission equal to the total sales charge applicable to each transaction. Any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to each Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of the Securities, since all proceeds received from purchasers of Units are retained by Gruntal. In maintaining a secondary market, Gruntal will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   An affilliate of the Sponsor may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities. An affiliate may act as a specialist or market marker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   MARKET FOR UNITS. Although it is not obligated to do so, the Underwriter currently intends to maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Underwriter may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Underwriter of any tendered of Units for redemption. If the Underwriter's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Underwriter may sell repurchased Units at the secondary market Public Offering Price per Unit.

   TAX-SHELTERED RETIREMENT PLANS. Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
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   DISTRIBUTIONS. Dividends and any net proceeds from the sale of Securities received by the Trust will be distributed to Unitholders on each Distribution Date to Unitholders of record on the preceding Record Date and as determined by the Trustee. These dates are listed under "Summary of Essential Financial Information" in Part One. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units. See "Rights of Unitholders--Reinvestment Option".

   Dividends received by the Trust are credited to the Income Account of the Trust. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   REINVESTMENT OPTION. Unitholders may have distributions automatically reinvested in additional Units under the Automatic Reinvestment Option (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides). Unitholders will be subject to the remaining deferred sales charge payments due on Units. To participate in this reinvestment option, a Unitholder should purchase Units with the Automatic Reinvestment Option CUSIP number. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. If Units are unavailable for reinvestment, distributions will be paid in cash. Purchases of additional Units made pursuant to the reinvestment plan will be made at the net asset value for Units as of the Evaluation Time on the Distribution Date.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a distribution date. The Sponsor shall have the right to suspend or terminate the reinvestment plan at any time.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. On the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Trust business day, the date of tender is deemed to be the next business day.

   Unitholders tendering 2,500 or more Units of the Trust for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request in kind distributions during the five business days prior to the Trust's termination. The Trust will not make in kind distributions of stocks held in foreign securities markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of the Trust will be, and the diversity of the Trust may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand in the Trust, (ii) the value of the Securities in the Trust and (iii) dividends receivable on the Securities in the Trust trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust, (b) the accrued expenses of the Trust and (c) any unpaid deferred sales charge payments. During the initial offering period, the redemption price and the secondary market repurchase price will include estimated organizational and offering costs. For these purposes, the Evaluator may determine the value of the Securities in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   CERTIFICATES. Ownership of Units is evidenced in book-entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   REPORTS PROVIDED. Unitholders will receive a statement of dividends and other amounts received by the Trust for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Trust distributions, Trust expenses, a list of the Securities and other Trust information. Unitholders may obtain the Evaluator's evaluations of the Securities upon request.

TRUST ADMINISTRATION
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   PORTFOLIO ADMINISTRATION. The Trust is not a managed fund and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect the Trust based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Sponsor retention of the Security would be detrimental to the Trust. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept a tender offer for cash if the Supervisor determines that the sale or tender is in the best interest of Unitholders. The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Trust expenses or deferred sales charges. The Trustee must reject any offer for securities or property other than cash in exchange for the Securities. If securities or property are nonetheless acquired by the Trust, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Trust. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Trust to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next distribution date.

   When the Trust sells Securities, the composition and diversity of the Securities in the Trust may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. In effecting purchases and sales of the Trust's portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Trust, the Sponsor or dealers participating in the offering of Units. In addition, in selecting among firms to handle a particular transaction, the Sponsor may take into account whether the firm has sold or is selling units of unit investment trusts which it sponsors.

   AMENDMENT OF THE TRUST AGREEMENT. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   TERMINATION. The Trust will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Trust. The Trust may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Trust is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Trust termination during a period beginning nine business days before, and no later than, the Mandatory Termination Date. Approximately thirty days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities. See "Rights of Unitholders--Redemption of Units". This form must be returned at least five business days prior to the Mandatory Termination Date. Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Trust expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Trust. See "Additional Information".

   LIMITATIONS ON LIABILITIES. The Sponsor, Evaluator, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Trustee, Sponsor and Supervisor may rely on any evaluation furnished by the Evaluator and have no responsibility for the accuracy thereof. Determinations by the Evaluator shall be made in good faith upon the basis of the best information available to it.

   GRUNTAL. Gruntal & Co., L.L.C. is a full-service investment bank headquartered at 14 Wall Street in New York, New York. Established in 1880, Gruntal has a proud history of client service, financial stability and growth. The scope of Gruntal's business spans a broad range of financial services including investment banking, research, trading, asset management and brokerage services to individuals, institutions and corporations worldwide.

   SPONSOR. Van Kampen Funds Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of Morgan Stanley Dean Witter & Co. Van Kampen Funds Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has its principal offices at 1 Parkview Plaza, Oakbrook Terrace, P.O. Box 5555, Illinois 60181-5555, (630) 684-6000. As of November 30, 2000, the
total stockholders' equity of Van Kampen Funds Inc. was $161,761,917 (audited). Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

   PERFORMANCE INFORMATION. The Sponsor may from time to time in its advertising and sales materials compare the then current estimated returns on the Trust and returns over specified time periods on other similar trusts (which may show performance net of expenses and charges which the Trust would have charged) with returns on other taxable investments such as the common stocks comprising the Dow Jones Industrial Average, the S&P 500, other investment indices, corporate or U.S. government bonds, bank CDs, money market accounts or money market funds, or with performance data from Lipper Analytical Services, Inc., Morningstar Publications, Inc. or various publications, each of which has characteristics that may differ from those of the Trust. Information on percentage changes in the dollar value of Units may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective Unitholders. Total return figures may not be averaged and may not reflect deduction of the sales charge, which would decrease return. No provision is made for any income taxes payable. Past performance may not be indicative of future results. The Trust portfolio is not managed and Unit price and return fluctuate with the value of common stocks in the portfolios, so there may be a gain or loss when Units are sold. As with other performance data, performance comparisons should not be considered representative of the Trust's relative performance for any future period.

   STYLE AND MARKET CAPITALIZATION. A balanced investment portfolio incorporates various style and market capitalization characteristics. We offer unit trusts with a variety of styles and capitalizations to meet your needs. The Trust is not a balanced investment portfolio itself and should not be your only investment. From time to time in advertising and sales materials we may utilize investment style and market capitalization categories to assist in determining the investment category that the Trust might fill within an investor's overall investment portfolio. Investors should note that investment style and market capitalization are not used in selecting the stocks for the Trust.

   We determine the style characteristics (growth or value) based on the types of stocks in the Trust. Generally, a growth portfolio includes companies in a growth phase of their business with increasing earnings. A value portfolio generally includes companies with low relative price-earnings ratios that we believe are undervalued. We generally determine the market capitalization based on the weighted median market capitalization of the Trust. Investment style and capitalization characteristics will vary over time. We will not remove a Security from the Trust as a result of any change in characteristics.

TAXATION
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   This section summarizes some of the main U.S. federal income tax consequences of owning Units of your Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences. In addition, the Internal Revenue Service issued new withholding and reporting regulations effective January 1, 2001. Foreign investors should consult their own tax advisors regarding the tax consequences of these regulations.

   TRUST STATUS. Your Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of the Securities and other assets held by your Trust, and as such you will be considered to have received a pro rata share of income (e.g., dividends and capital gains, if any) from each Security when such income would be considered to be received by you if you directly owned your Trusts assets. This is true even if you elect to have your distributions automatically reinvested into additional Units. In addition, the income from your Trust which you must take into account for federal income tax purposes is not reduced by amounts used to pay Trust expenses (including the deferred sales charge, if any).

   YOUR TAX BASIS AND INCOME OR LOSS UPON DISPOSITION. If your Trust disposes of Securities, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Securities from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Security or other Trust asset by apportioning the cost of your Units, generally including sales charges, among each Security or other Trust asset ratably according to their value on the date you purchase your Units. In certain circumstances, however, you may have to adjust your tax basis after you purchase your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits).

   If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term gains from most property acquired after December 31, 2000, with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine the holding period of your Units. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code, however, treats certain capital gains as ordinary income in special situations.

   EXCHANGES. If you elect to reinvest the proceeds from your Trust into a future trust, it is considered a sale for federal income tax purposes, and any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Trust for units of the next series will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Securities under the wash sale provisions of the Internal Revenue Code.

   IN-KIND DISTRIBUTIONS. Under certain circumstances, as described in this prospectus, you may request a distribution of Securities when you redeem your Units or at your Trust's termination. By electing to receive a distribution of Securities, you will receive whole shares of stock plus, possibly, cash.

   You will not recognize gain or loss if you only receive Securities in exchange for your pro rata portion of the Securities held by your Trust. However, if you also receive cash in exchange for a fractional share of a Security or shares of a foreign Security held by your Trust, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such share(s) of the Security.

   LIMITATIONS ON THE DEDUCTIBILITY OF PORTFOLIO EXPENSES. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may, however, be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

   FOREIGN, STATE AND LOCAL TAXES. Distributions by your Trust that are treated as U.S. source income (e.g., dividends received on Securities of domestic corporations) will generally be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons, subject to any applicable treaty. However, distributions by your Trust that are derived from certain dividends of Securities of a foreign corporation may not be subject to U.S. income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-U.S. persons.

   Some distributions by your Trust may be subject to foreign withholding taxes. Any dividends withheld will nevertheless be treated as income to you. However, because you are deemed to have paid directly your share of foreign taxes that have been paid or accrued by your Trust, you may be entitled to a foreign tax credit or deduction for U.S. tax purposes with respect to such taxes.

   Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unitholders in the same manner as for federal income tax purposes.

TRUST OPERATING EXPENSES
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   GENERAL. The fees and expenses of the Trust will accrue on a daily basis. The fees and expenses are generally paid out of the Capital Account of the Trust. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". The Evaluator's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   TRUSTEE'S FEE. For its services the Trustee will receive the fee from the Trust set forth in the "Summary of Essential Information" in Part One. The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds.

   COMPENSATION OF SPONSOR, SUPERVISOR AND EVALUATOR. The Evaluator will receive the annual fee for evaluation services set forth in the "Summary of Essential Information" in Part One. The Supervisor will receive the annual fee described under "Summary of Essential Information" in Part One for the Trust. The Supervisor's fees may exceed the actual costs of providing these services to the Trust but at no time will the total amount received for supervisory services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year.

   MISCELLANEOUS EXPENSES. The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust,
(b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Trust,
(i) any offering costs incurred after the end of the initial offering period and
(j) expenditures incurred in contacting Unitholders upon termination of the Trust. The Trust may pay the cost of updating its registration statement each year.

OTHER MATTERS
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   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Winston & Strawn has acted as counsel to the Trustee and as special counsel for New York tax matters.

   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. The statement of condition and the related portfolio included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
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   This Prospectus does not contain all the information set forth in the Registration Statement filed by the Trust with the SEC. The Information Supplement, which has been filed with the SEC, includes more detailed information concerning the Securities, investment risks and general information about the Trust. Information about your Trust (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the Public Reference Room by calling 1-202-942-8090. Reports and other information about your Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.




TABLE OF CONTENTS
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        TITLE                                    PAGE
        -----                                    ----
   The Trust...................................   A-2
   Objectives and Securities Selection.........   A-2
   Risk Factors................................   A-4
   Public Offering.............................   A-5
   Rights of Unitholders.......................   A-7
   Trust Administration........................   A-9
   Taxation....................................  A-12
   Trust Operating Expenses....................  A-13
   Other Matters...............................  A-14
   Additional Information......................  A-14



                                   PROSPECTUS
                                    PART TWO
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                                GLOBAL TRANSPORT
                             GROWTH TRUST, SERIES 1



                                  GRUNTAL &CO.
                                     L.L.C.

                          INVESTMENT ADVICE SINCE 1880

                           14 Wall Street, 20th Floor
                               New York, NY 10005
                                 (800) 223-7634




              Please retain this prospectus for future reference.





                             INFORMATION SUPPLEMENT

                 VAN KAMPEN EQUITY OPPORTUNITY TRUST, SERIES 107

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     This Information Supplement provides additional information concerning the risks and operations of the Trust which is not described in the Prospectus. This Information Supplement should be read in conjunction with the Prospectus. This Information Supplement is not a prospectus, does not include all of the information that an investor should consider before investing in the Trust and may not be used to offer or sell Units without the Prospectus. Copies of the Prospectus can be obtained by contacting the Sponsor at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555 or by contacting your broker. This Information Supplement is dated as of the date of the Prospectus and all capitalized terms have been defined in the Prospectus.

                                TABLE OF CONTENTS

                                                         PAGE

                           Risk Factors                     2
                           Sponsor Information              4
                           Trustee Information              5
                           Trust Termination                6

RISK FACTORS

     PRICE VOLATILITY. Because the Trust invests in common stocks, you should understand the risks of investing in common stocks before purchasing Units. These risks include the risk that the financial condition of the company or the general condition of the stock market may worsen and the value of the stocks (and therefore Units) will fall. Common stocks are especially susceptible to general stock market movements. The value of common stocks often rises or falls rapidly and unpredictably as market confidence and perceptions of companies change. These perceptions are based on factors including expectations regarding government economic policies, inflation, interest rates, economic expansion or contraction, political climates and economic or banking crises. The value of Units will fluctuate with the value of the stocks in the Trust and may be more or less than the price you originally paid for your Units. As with any investment, we cannot guarantee that the performance of the Trust will be positive over any period of time. Because the Trust is unmanaged, the Trustee will not sell stocks in response to market fluctuations as is common in managed investments.

     DIVIDENDS. Common stocks represent ownership interests in a company and are not obligations of the company. Accordingly, common stockholders have a right to receive payments from the company that is subordinate to the rights of creditors, bondholders or preferred stockholders of the company. This means that common stockholders have a right to receive dividends only if a company's board of directors declares a dividend and the company has provided for payment of all of its creditors, bondholders and preferred stockholders. If a company issues additional debt securities or preferred stock, the owners of these securities will have a claim against the company's assets before common stockholders if the company declares bankruptcy or liquidates its assets even though the common stock was issued first. As a result, the company may be less willing or able to declare or pay dividends on its common stock.

     TRANSPORTATION COMPANIES. Transportation companies are affected by changes in the price and availability of fuel. In order to provide a measure of control over price and supply, many companies trade and ship fuel and maintain fuel storage facilities to support their operations. These companies may also manage the price risk of fuel costs by utilizing fuel swap and fuel option contracts. The price of fuel is impacted by political conditions in oil producing regions, the actions of the Organization of Petroleum Exporting Countries, supply of oil, the price and availability of alternative fuels, government regulation and consumer demand. Any substantial increase in the price of fuel could have a significant negative impact on the Securities.

     The Department of Transportation ("DOT") and the Federal Aviation Administration ("FAA") exercise regulatory authority over air operations of transportation companies in the United States. The DOT's jurisdiction extends to aviation route authority and to other regulatory matters, including the transfer of route authority between carriers. The DOT regulates international routes and practices and is authorized to investigate and take action against discriminatory treatment of United States air carriers abroad. The right of a United States carrier to serve foreign points is subject to the DOT's approval and generally requires a bilateral agreement between the United States and the foreign government. The carrier must then be granted the permission of such foreign government to provide specific flights and services. The regulatory environment for global aviation rights may from time to time impair the ability of a company to operate in the most efficient manner. The FAA's regulatory authority relates primarily to safety and operational aspects of air transportation, including aircraft standards and maintenance, personnel and ground facilities, which may from time to time affect a company's operations. The enactment of the Federal Aviation Administration Authorization Act of 1994 ("the 1994 Act") abrogated the authority of states to regulate the rates, routes or services of intermodal all-cargo air carriers and most motor carriers. States may now only exercise jurisdiction over safety and insurance.

     The U.S. Congress passed two pieces of legislation in 1994 that affected the trucking industry. The Trucking Industry Regulatory Reform Act ("TIRRA") reduced the Interstate Commerce Commission's authority over motor carriers by eliminating the tariff-filing requirement for motor common carriers using individually determined rates, classifications, rules or practices. Under TIRRA, motor carriers are still required to provide shippers, if requested, with a copy of the rate, classification, rules or practices of the carrier. Also, the 1994 Act effectively prohibited state economic regulation of all trucking operations for motor carriers. In late 1995, the Interstate Commerce Commission Termination Act of 1995 ("ICCTA") abolished the ICC as of January 1, 1996 and transferred its residual functions to the Federal Highway Administration and a newly created Surface Transportation Board within the U. S. Department of Transportation. Congress has prescribed a transition period during which regulations implementing the ICCTA including insurance and safety issues must be promulgated by the Secretary of Transportation. The trucking industry remains subject to the possibility of regulatory and legislative changes that can influence operating practices and the demands for and the costs of providing services to shippers.

     Transportation companies are subject to various domestic and foreign laws regulating the discharge of materials into the environment or otherwise for the protection of the environment and for the management of hazardous waste. These regulations identify a wide range of industrial by-products and residues as hazardous waste, and specify requirements for "cradle-to-grave" management of such waste from the time of generation through the time of disposal and beyond. Many governments are becoming increasingly sensitive to environmental issues, and we cannot predict what impact future environmental regulations may have on its business. Certain regulations require responsible parties to clean up facilities at which hazardous waste or other subtances have created actual or potential environmental hazards. Compliance with environmental regulations or clean-up of hazardous sites can be very costly.

     Historically, the operating results of many transportation companies have been subject to seasonal trends when measured on a quarterly basis. This pattern is the result of, or is influenced by, numerous factors including climate, national holidays, consumer demand, economic conditions and a myriad of other similar and subtle forces. We cannot accurately forecast many of these factors and, as a result, there can be no assurance that historical patterns, if any, will continue in future periods.

     Transportation companies can face significant liabilities arising from accidents which injure passengers or damage cargo or other property. Companies generally maintain insurance covering these liabilities or self-insure to protect against any liabilities that arise, however, there is no assurance that any insurance will be sufficient to satisfy all claims arising from any accident if one occurs. Any accident that involves significant loss of life or property can also result in substantial negative publicity which can negatively impact a company, the demand for its products or services and the value of its securities.

     Certain transportation companies do a substantial amount of their business with the United States government. Companies engaged in United States government contracting are subject to certain unique business risks, including dependence on Congressional appropriations and administrative allotment of funds, changes in Government policies that may reflect military and political developments, time required for design and development, significant changes in contract scheduling, complexity of designs and the rapidity with which they become obsolete, necessity of design improvements, difficulty in forecasting costs and schedules when bidding on developmental and highly sophisticated technical work and other factors characteristic of the industry. The United States Department of Defense and other federal agencies have the authority, under certain circumstances, to suspend or debar a contractor or organizational parts of a contractor from further Government contracting for a certain period "to protect the Government's interest." Any suspension or debarment could have a material adverse impact on a company's operations.

     FOREIGN STOCKS. Because the Trust invests in foreign common stocks, it involves additional risks that differ from an investment in domestic stocks. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers. With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of funds or other assets of the Trust, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, industrial foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

     FOREIGN CURRENCIES. The Trust also involves the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the stocks. For example, if a foreign stock rose 10% in price but the U.S. dollar gained 5% against the related foreign currency, a U.S. investor's return would be reduced to about 5%. This is because the foreign currency would "buy" fewer dollars or, conversely, a dollar would buy more of the foreign currency. Many foreign currencies have fluctuated widely against the U.S. dollar for a variety of reasons such as supply and demand of the currency, investor perceptions of world or country economies, political instability, currency speculation by institutional investors, changes in government policies, buying and selling of currencies by central banks of countries, trade balances and changes in interest rates. The Trust's foreign currency transactions will be conducted with foreign exchange dealers acting as principals on a spot (i.e., cash) buying basis. These dealers realize a profit based on the difference between the price at which they buy the currency (bid price) and the price at which they sell the currency (offer price). The Evaluator will estimate the currency exchange rates based on current activity in the related currency exchange markets, however, due to the volatility of the markets and other factors, the estimated rates may not be indicative of the rate the Trust might obtain had the Trustee sold the currency in the market at that time.

     LIQUIDITY. Whether or not the stocks in the Trust are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

     ADDITIONAL UNITS. The Sponsor may create additional Units of the Trust by depositing into the Trust additional stocks or cash with instructions to purchase additional stocks. A cash deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because the Trust will pay brokerage fees.

     VOTING. Only the Trustee may sell or vote the stocks in the Trust. While you may sell or redeem your Units, you may not sell or vote the stocks in the Trust. The Sponsor will instruct the Trustee how to vote the stocks. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders if the Sponsor fails to provide instructions.

SPONSOR INFORMATION

   Van Kampen Funds Inc. is the Sponsor of the Trust. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc., which is an indirect wholly owned subsidiary of Morgan Stanley Dean Witter & Co. The principal office of the Sponsor is located at 1 Parkview Plaza, Oakbrook Terrace, Illinois 60181-5555.

   Morgan Stanley Dean Witter & Co. is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services.

     Van Kampen is one of the nation's largest investment management companies, with more than $83 billion in assets under management or supervision as of June 30, 2001. With roots in money management dating back to 1927, Van Kampen has helped more than four generations of investors achieve their financial goals. As of November 30, 2000, the total stockholders' equity of Van Kampen Funds Inc. was $161,761,917 (audited). Van Kampen Funds Inc. and your Trust have adopted a code of ethics requiring Van Kampen's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Trust. (This paragraph relates only to the Sponsor and not to the Trust or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

     If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trust as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

     The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its unit investment trust division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

     The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Trust portfolio.

     In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Trust.

     Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

     Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

TRUST TERMINATION

     The Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Trust then outstanding or by the Trustee when the value of the Securities owned by the Trust, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Trust has exceeded $15,000,000). The Trust will be liquidated by the Trustee in the event that a sufficient number of Units of the Trust not yet sold are tendered for redemption by the Sponsor, so that the net worth of such Trust would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Trust. If the Trust is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

     Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities may begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 30 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the appropriate Trust and in the case of a Trust will include with such notice a form to enable Unitholders owning the minimum number of Units described in the Prospectus to request an in kind distribution of the Securities. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the previous business day if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of the Securities in the Trust to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Securities will be paid in cash. Unitholders not requesting an in kind distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of each Trust his pro rata share of the balance of the Income and Capital Accounts.

     Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.


                                                                       EMSPRO107




                      Contents of Post-Effective Amendment
                            to Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                                The facing sheet

                                 The prospectus

                                 The signatures

                     The Consent of Independent Accountants

                                   Signatures

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Equity Opportunity Trust, Series 107, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Chicago and State of Illinois on the 25th day of October, 2001.

                                 Van Kampen Equity Opportunity Trust, Series 107
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                         By: Christine K. Putong
                                                             Assistant Secretary
                                                                          (Seal)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on August 25, 2000 by the following persons who constitute a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE               TITLE

Richard F. Powers III    Chairman and Chief Executive Officer               )

John H. Zimmermann III   President                                          )

Michael H. Santo         Managing Director and Chief Operations             )
                         and Technology Officer                             )


                                               Christine K. Putong______________
                                                             (Attorney in Fact)*

--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Focus Portfolios, Series 136 (File No. 333-70897) and the same are hereby incorporated herein by this reference.